Financial instruments (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Liabilities (CHF million)
Due to banks	998	1,270	1,450	1,903
Customer deposits	3,229	3,170	3,252	3,600
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	60,529	70,824	76,104	79,443
Obligation to return securities received as collateral	21,611	23,029	22,800	21,675
Trading liabilities	75,129	73,029	76,635	89,917
Short-term borrowings	7,132	6,305	6,053	5,620
Long-term debt	70,217	64,694	63,369	63,942
Other liabilities	20,009	21,617	21,973	23,740
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	20,881		21,098
Trading liabilities	44,495		40,392
Short-term borrowings	0		0
Long-term debt	3		0
Other liabilities	0		0
Total liabilities	65,379		61,490
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	3		0
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0		0
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	177		409
Trading liabilities	17,778		19,037
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	17,616		18,863
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	9		1
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	20,704		20,689
Trading liabilities	17,758		15,476
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	8,959		5,879
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	2,207		896
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	232		14
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0		0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	6,201		4,691
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	998		1,450
Customer deposits	3,142		3,197
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	60,529		75,990
Obligation to return securities received as collateral	730		1,702
Trading liabilities	499,193		578,064
Short-term borrowings	7,031		5,888
Long-term debt	59,901		53,589
Other liabilities	17,460		19,511
Total liabilities	648,984		739,391
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	8,134		9,081
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	26,120		20,679
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	8,898		9,509
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	479		638
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	698		1,592
Trading liabilities	4,744		5,311
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	407		603
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	655		1,558
Trading liabilities	3,893		4,130
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	32		110
Trading liabilities	310		309
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	494,139		572,444
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	383,422		439,446
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	56,116		71,547
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	25,055		25,942
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	26,397		30,622
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	87		55
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		114
Obligation to return securities received as collateral	0		0
Trading liabilities	4,915		5,564
Short-term borrowings	101		165
Long-term debt	10,313		9,780
Other liabilities	3,325		2,861
Total liabilities	18,741		18,539
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	7,374		6,217
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	2,028		2,552
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	727		1,143
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		2
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		2
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	19		17
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	4,896		5,545
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,185		1,129
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	696		938
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,291		1,230
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	1,265		1,896
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	(473,474)		(547,385)
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	(776)		(399)
Total liabilities	(474,250)		(547,784)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0		0
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0		0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(473,474)		(547,385)
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	998		1,450
Customer deposits	3,229		3,252
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	60,529		76,104
Obligation to return securities received as collateral	21,611		22,800
Trading liabilities	75,129		76,635
Short-term borrowings	7,132		6,053
Long-term debt	70,217		63,369
Other liabilities	20,009		21,973
Total liabilities	258,854		271,636
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	8,134		9,081
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	33,494		26,896
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	10,929		12,061
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,206		1,781
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	875		2,001
Trading liabilities	22,522		24,350
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	18,023		19,466
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	655		1,558
Trading liabilities	3,902		4,133
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	20,736		20,799
Trading liabilities	18,087		15,802
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	34,520		36,483